Deposits, Prepayments and Other Receivables, Net - Schedule of Deposits, Prepayments and Other Receivables, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Deposits, Prepayments and Other Receivables, Net (Details) [Abstract]
Rental and utility deposits	$ 174,465	$ 263,465
Prepaid rent	45,951	46,459
Prepayments to suppliers	1,542,218
Other receivables	2,483	1,556
Total deposits, prepayments and other receivables	1,765,117	311,480
Less: non-current portion	(354,019)	(128,290)
Current portion	$ 1,411,098	$ 183,190